Supplementary Financial Information (Schedule of Intangible Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,910	$ 1,917	$ 1,845
Accumulated Amortization	571	543	563
Net	1,339	1,374	1,282
Land Easements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	687	679	662
Accumulated Amortization	133	127	122
Net	554	552	540
Capitalized Software and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,223	1,238	1,183
Accumulated Amortization	438	416	441
Net	$ 785	$ 822	$ 742